Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 22, 2024
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
FDIC insured amount	$ 250,000		$ 250,000
Inventory impairment loss	$ 0	$ 0	$ 2,315,209	$ 1,269,469
Percentage of investments voting	20.00%		20.00%
Deposit for acquisition	$ 700,000		$ 401,000
Goodwill impairment loss				1,023,533
Interest income amounted			$ 0	$ 78,385
Reportable segment	1		1
Company’s securities	10.00%		10.00%
Future Tech Incorporated [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Ownership percentage					51.00%
Consideration paid	$ 700,000		$ 700,000
Cash [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
FDIC insured amount	$ 0		$ 0